Financial liabilities	6 Months Ended
Jun. 30, 2022
Subclassifications of assets, liabilities and equities [abstract]
Financial liabilities	Financial liabilities

(in thousands of euro)	December 31, 2021	Proceeds from borrowing	Proceeds from lease liabilities and other non cash effects	Repayments of borrowings/leases liabilities	Exchange rate variation (non cash)	June 30, 2022
State guaranteed loan Société Générale (1)	20,000	—	50	—	—	20,050
State guaranteed loan BNP Paribas (1)	8,700	—	22	—	—	8,722
Lease liabilities – Building "Le Virage"	1,875	—	—	(260)	—	1,614
Lease liabilities – Premises Innate Inc.	391	—	45	(44)	5	396
Lease liabilities – Laboratory equipment	464	—	—	(87)	—	376
Lease liabilities – Vehicles	53	—	38	(19)	—	71
Lease liabilities - Printers	35	—	—	(4)	—	31
Borrowing – Equipment	209	—	—	(27)	—	181
Borrowing – Building	12,525	—	—	(591)	—	11,933
Total	44,252	—	155	(1,032)	5	43,374

(in thousands of euro)	December 31, 2020	Proceeds from borrowing	Proceeds from lease liabilities (non cash)	Repayments of borrowings/leases liabilities	Exchange rate variation (non cash)	June 30, 2021
BPI PTZI IPH41	150	—	—	(150)	—	—
Lease liabilities – Real estate property	1,454	—	(1,454)	—	—	—
Lease liabilities – Building "Le Virage"	2,387	—	—	(255)	—	2,131
Lease liabilities – Premises Innate Inc.	447	—	—	(18)	(5)	423
Lease liabilities – Laboratory equipment	639	—	—	(87)	—	551
Lease liabilities – Vehicles	21	—	—	(6)	—	14
Lease liabilities - Printers	41	—	—	(2)	—	39
Borrowing – Equipment	262	—	—	(25)	—	236
Borrowing – Building	13,687	—	—	(579)	—	13,107
Total	19,087	—	(1,454)	(1,121)	(5)	16,502

(1) On January 5, 2022, the Company announced that it had obtained €28.7 million in non-dilutive financing in the form of two State Guaranteed Loans from Société Générale (€20.0 million) and BNP Paribas (€8.7 million). The Company received the funds related to these two loans on December 27 and 30, 2021 respectively. Both loans have an initial maturity of one year with an option to extend to five years usable from August, 2022. They are 90% guaranteed by the French government as part of the package of measures put in place by the French government to support companies during the COVID-19 pandemic. As of June 30, 2022, the Company was not able to use the options to extend the principal repayment of these loans. Thus, at the same date, the effective interest rate applied to these contracts is 0.5% which is the contractual rate for repayment within one year. In August 2022, the Company communicated to Société Générale and BNP Paribas its desire to use the capital repayment extension options of the two State-Guaranteed Loans (“PGE”) contracted in December 2021 (see note 21).
Finance lease obligations relate primarily to real estate property in relation to the acquisition in 2008 of the Company’s headquarters and main laboratories. They are presented in the above table net of the cash collateral paid to Sogebail, the lessor.
On July 3, 2017, the Company borrowed from the Bank “Société Générale” in order to finance the construction of its future headquarters. This loan amounting to a maximum of €15,200 thousand will be raised during the period of the construction in order to pay the supplier payments as they become due. As of December 31, 2018 and 2019, the loan was raised at an amount of €1,300 thousand.

The loan release period was limited to August 30, 2019. On August 30, 2019, the Company drew down the remaining portion of the €15,200 thousand loan granted, for an amount of €13,900 thousand. The reimbursement of the capital has begun in August 30, 2019 and will proceed until August 30, 2031 (12 years). Given the development of its portfolio and in particular the refocusing of its activities on research and development, the Company has for the time being suspended the project to build its new head office on the land acquired in Luminy. In the meantime, the loan will be used to finance several structuring projects (improvement of the information system, development of a commercial platform, development of additional premises rented, etc.). As of June 30, 2022, the remaining capital of the loan amounted to €11,933 thousand. The Company authorized collateral over financial “Société Générale” instruments amounting to €15,200 thousand. The security interest on the pledge financial instruments will be released in accordance with the following schedule: €4,200 thousand in July 2024, €5,000 thousand in July 2027 and €6,000 thousand in July 2031.

This loan bears a fixed interest rate of 2.01%. It is subject to a covenant based on the assumption that the total cash, cash equivalents and current and non-current financial assets are at least equal to principal as of financial year end.

The table below shows the schedule for the contractual repayment of financial liabilities (being principal and interest payments) as of June 30, 2022:

(in thousands of euro)	Within 1 year	From 2nd to 5th year included	Over 5 years	Total

State guaranteed loan Société Générale	20,050	—	—	20,050
State guaranteed loan BNP Paribas	8,722	—	—	8,722
Lease liabilities – Building "Le Virage"	527	1,088	—	1,614
Lease liabilities – Premises Innate Inc.	91	299	—	396
Lease liabilities – Laboratory equipment	178	199	—	376
Lease liabilities – Vehicles	29	44	—	71
Lease liabilities - Printers	9	22	—	31
Borrowing – Equipment	55	126	—	181
Borrowing – Building	1,198	5,039	5,697	11,933
Total financial liabilities	30,859	6,817	5,697	43,374